UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—67.1%
U.S. Treasuries—67.1%

United States Treasury Bond Strip zero coupon due 08/15/10 (1)	224,070,000	$181,896,665
United States Treasury Bond Strip zero coupon due 08/15/10 (1)	11,500,000	9,414,831

(cost $193,484,466)		191,311,496

PUT OPTIONS PURCHASED—0.0% †

Index/Expiration Date/Exercise Price
S&P 500 Index / August 2005 / $1,100 (cost $104,404)	90,500	22,625

Total Long-Term Investment Securities
(Cost $193,588,870)		191,334,121

SHORT-TERM INVESTMENT SECURITIES—30.4%
U.S. Treasuries—30.4%
United States Treasury Bills 2.73% due 08/04/05	1,800,000	1,791,751
United States Treasury Bills 2.91% due 08/25/05	700,000	696,697
United States Treasury Bills 2.94% due 08/25/05	200,000	199,056
United States Treasury Bills 2.95% due 08/25/05	100,000	99,528
United States Treasury Bills 2.95% due 09/22/05(1)	450,000	447,672
United States Treasury Bills 2.95% due 10/27/05	1,400,000	1,388,888
United States Treasury Bills 2.96% due 08/25/05(1)	1,600,000	1,592,451
United States Treasury Bills 2.96% due 09/22/05	1,100,000	1,094,310
United States Treasury Bills 2.96% due 11/25/05	800,000	791,381
United States Treasury Bills 2.97% due 08/25/05	300,000	298,585
United States Treasury Bills 2.97% due 09/22/05	2,550,000	2,536,809
United States Treasury Bills 2.97% due 10/27/05	2,800,000	2,777,776
United States Treasury Bills 2.97% due 11/25/05	1,400,000	1,384,917
United States Treasury Bills 2.98% due 08/25/05(1)	1,100,000	1,094,810
United States Treasury Bills 2.99% due 10/27/05	2,990,000	2,966,268
United States Treasury Bills 3.00% due 09/22/05	2,730,000	2,715,878
United States Treasury Bills 3.00% due 10/27/05	1,800,000	1,785,713
United States Treasury Bills 3.00% due 11/17/05	300,000	296,991
United States Treasury Bills 3.01% due 09/22/05	900,000	895,344
United States Treasury Bills 3.02% due 09/22/05	780,000	775,965
United States Treasury Bills 3.02% due 10/13/05(1)	5,960,000	5,920,962
United States Treasury Bills 3.02% due 10/27/05	300,000	297,619
United States Treasury Bills 3.03% due 09/22/05	10,030,000	9,978,115
United States Treasury Bills 3.03% due 10/13/05(1)	5,040,000	5,006,988
United States Treasury Bills 3.03% due 11/25/05	200,000	197,845
United States Treasury Bills 3.04% due 10/13/05(1)	500,000	496,725
United States Treasury Bills 3.04% due 10/27/05(1)	11,540,000	11,448,407
United States Treasury Bills 3.04% due 11/17/05(1)	8,200,000	8,117,746
United States Treasury Bills 3.05% due 10/13/05(1)	1,770,000	1,758,407
United States Treasury Bills 3.05% due 10/27/05	4,890,000	4,851,188
United States Treasury Bills 3.15% due 11/17/05	700,000	692,978
United States Treasury Bills 3.17% due 11/25/05	1,880,000	1,859,745
United States Treasury Bills 3.18% due 11/25/05(1)	600,000	593,536
United States Treasury Bills 3.21% due 11/25/05	500,000	494,613
United States Treasury Bills 3.22% due 11/25/05	300,000	296,768
United States Treasury Bills 3.38% due 11/25/05	4,470,000	4,421,837
United States Treasury Bills 3.52% due 01/16/06	4,000,000	3,933,660
United States Treasury Bills 3.53% due 01/16/06	750,000	737,562

		86,735,491

U.S. Government Agencies—3.1%
Federal Home Loan Bank Consolidated Disc. Notes 2.00% due 10/24/05	891,000	883,932
Federated Home Loan Mtg. Corp. Disc. Notes 3.32% due 11/15/05	3,600,000	3,562,794
Federated Home Loan Mtg. Corp. Disc. Notes 3.32% due 11/30/05	3,500,000	3,458,711
Federated National Mtg. Assoc. Disc. Notes 3.36% due 11/30/05	500,000	494,102
Federated National Mtg. Assoc. Disc. Notes 3.39% due 12/06/05	412,000	406,768

		8,806,307

Total Short-Term Investment Securities (cost $95,614,303)		95,541,798

Repurchase Agreement—0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $866,108 and collateralized by $610,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/21 and having an approximate aggregate value of $887,550 (cost $866,000)	866,000	866,000

TOTAL INVESTMENTS - (cost $290,069,173) @	100.9%	$287,741,919
Liabilities in excess of other assets	(0.9)	(2,576,658)

NET ASSETS -	100.0%	$285,165,261

(+)	Non-Income producing securities.
@	At July 31, 2005, the cost of securities for federal tax purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

	Shares Subject To Call	Value (Note 1)
Call Options Written - (0.2%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2005 / $1,230	(17,500)	(274,750)
S&P 500 Index / August 2005 / $1,250	(61,750)	(345,800)
S&P 500 Index / August 2005 / $1,260	(11,250)	(32,063)

Total Call Options Written (premiums received $460,021)		(652,613)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2005	Unrealized Appreciation/ (Depreciation)
544 Long	S&P 500 Index	September 2005	$164,265,585	$168,204,800	$3,939,215

See Notes to Portfolio of Investments

AIG SERIES TRUST—2015 HIGH WATERMARK FUND

PORTFOLIO OF INVESTMENTS—July 31, 2005 (unaudited)

Security Description	Principal Amount/ Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—56.8%
U.S. Treasuries—56.8%
United States Treasury Bond Strip zero coupon due 08/15/15(1) (cost $48,686,660)	75,965,000	$48,882,566

PUT OPTIONS PURCHASED —0.0% †
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2005 / $1,100 (Cost $27,203)	21,500	5,375

Total Long-Term Investment Securities (Cost $48,713,863)		48,887,941

SHORT-TERM INVESTMENT SECURITIES—43.9%
U.S. Treasuries—39.6%
United States Treasury Bills 2.73% due 08/04/05(1)	1,350,000	1,343,813
United States Treasury Bills 2.80% due 08/04/05(1)	200,000	199,083
United States Treasury Bills 2.86% due 08/04/05(1)	1,200,000	1,194,500
United States Treasury Bills 2.88% due 08/25/05(1)	1,700,000	1,691,979
United States Treasury Bills 2.90% due 08/25/05(1)	500,000	497,641
United States Treasury Bills 2.91% due 08/25/05(1)	300,000	298,585
United States Treasury Bills 2.95% due 08/25/05(1)	200,000	199,056
United States Treasury Bills 2.95% due 09/22/05(1)	750,000	746,120
United States Treasury Bills 2.95% due 10/27/05(1)	600,000	595,238
United States Treasury Bills 2.96% due 08/25/05(1)	250,000	447,877
United States Treasury Bills 2.96% due 09/22/05(1)	300,000	298,448
United States Treasury Bills 2.97% due 08/25/05(1)	100,000	99,528
United States Treasury Bills 2.97% due 09/22/05(1)	760,000	756,069
United States Treasury Bills 2.97% due 11/25/05(1)	400,000	395,690
United States Treasury Bills 2.99% due 09/22/05(1)	800,000	795,862
United States Treasury Bills 2.99% due 10/27/05(1)	1,670,000	1,656,745
United States Treasury Bills 3.00% due 09/22/05(1)	600,000	596,896
United States Treasury Bills 3.01% due 09/22/05(1)	200,000	198,965
United States Treasury Bills 3.01% due 10/27/05(1)	800,000	793,650
United States Treasury Bills 3.02% due 10/13/05(1)	2,930,000	2,910,809
United States Treasury Bills 3.03% due 09/22/05(1)	1,660,000	1,651,413
United States Treasury Bills 3.03% due 10/13/05(1)	1,470,000	1,460,372
United States Treasury Bills 3.04% due 10/27/05(1)	2,460,000	2,440,475
United States Treasury Bills 3.04% due 11/17/05(1)	1,200,000	1,187,963

United States Treasury Bills 3.05% due 09/22/05(1)	130,000	129,328
United States Treasury Bills 3.05% due 10/13/05(1)	270,000	268,232
United States Treasury Bills 3.05% due 10/27/05	1,000,000	992,063
United States Treasury Bills 3.08% due 10/27/05	200,000	198,413
United States Treasury Bills 3.17% due 11/25/05(1)	1,020,000	1,009,011
United States Treasury Bills 3.18% due 11/25/05(1)	700,000	692,458
United States Treasury Bills 3.19% due 11/25/05	100,000	98,923
United States Treasury Bills 3.20% due 11/25/05	100,000	98,923
United States Treasury Bills 3.21% due 11/25/05(1)	800,000	791,380
United States Treasury Bills 3.22% due 11/25/05(1)	100,000	98,923
United States Treasury Bills 3.23% due 11/25/05	250,000	247,307
United States Treasury Bills 3.24% due 09/22/05	400,000	397,931
United States Treasury Bills 3.27% due 10/13/05	1,640,000	1,629,258
United States Treasury Bills 3.30% due 11/25/05	250,000	247,307
United States Treasury Bills 3.33% due 10/27/05	400,000	396,825
United States Treasury Bills 3.38% due 11/25/05	1,320,000	1,305,778
United States Treasury Bills 3.39% due 11/25/05	1,800,000	1,780,607
United States Treasury Bills 3.40% due 11/17/05	200,000	197,994
United States Treasury Bills 3.53% due 01/19/06	800,000	786,732
United States Treasury Bills 3.54% due 01/19/06	200,000	196,683

		34,020,850

U.S. Government Agencies—3.7%
Federal Home Loan Bank Consolidated Disc. Notes 3.48% due 10/24/05	250,000	248,017
Federated Home Loan Mtg. Corp. Disc.Notes 3.54% due 11/15/05	1,000,000.00	989,665
Federated Home Loan Mtg. Corp. Disc.Notes 3.56% due 12/06/05	500,000.00	493,650
Federated National Mtg. Assoc. Disc.Note 3.32% due 11/30/05(1)	1,500,000.00	1,482,305

		3,213,637

Total Short-Term Investment Securities (cost $37,806,578)		37,234,487

Repurchase Agreement—0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $532,067 and collateralized by $405,000 of United States Treasury Bonds, bearing interest at 6.88%, due 08/15/25 and having an approximate aggregate value of $542,700 (cost $532,000)	532,000	532,000

TOTAL INVESTMENTS - (cost $86,520,441) @	100.7%	86,654,428
Liabilities in excess of other assets	(0.7)	(631,964)

NET ASSETS -	100.0%	$86,022,464

(†)	Non-Income producing securities.
@	At July 31, 2005, the cost of securities for federal tax purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

	Shares Subject To Call	Value (Note 2)
Call Options Written—(0.0%) †
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2005 / $1,230	(5,000)	(78,500)
S&P 500 Index / August 2005 / $1,250	(16,000)	(89,600)
S&P 500 Index / August 2005 / $1,260	(500)	(1,425)

Total Call Options Written (premiums received $105,547)		(169,525)

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2005	Unrealized Appreciation/ (Depreciation)
234 Long	S&P 500 Futures Index	September 2005	$70,677,324	$72,352,800	$1,675,476

See Notes to Portfolio of Investments

AIG SERIES TRUST - 2020 HIGH WATERMARK FUND

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 49.7%
U.S. Treasuries - 49.7%

United States Treasury Bond Strip zero coupon due 08/15/20 (1) (cost $14,735,128)	$30,110,000	$15,129,325

SHORT-TERM INVESTMENT SECURITIES - 50.6%
U.S. Treasuries - 47.2%

United States Treasury Bills 2.82% due 08/04/05(1)	10,000	9,998
United States Treasury Bills 2.86% due 08/04/05(1)	200,000	199,083
United States Treasury Bills 2.88% due 08/25/05(1)	650,000	646,933
United States Treasury Bills 2.90% due 08/25/05(1)	200,000	199,056
United States Treasury Bills 2.91% due 08/25/05(1)	200,000	199,056
United States Treasury Bills 2.93% due 08/25/05(1)	100,000	99,528
United States Treasury Bills 2.94% due 08/25/05(1)	100,000	99,528
United States Treasury Bills 2.95% due 08/25/05(1)	250,000	248,707
United States Treasury Bills 2.95% due 10/27/05(1)	500,000	496,032
United States Treasury Bills 2.96% due 08/25/05(1)	300,000	298,585
United States Treasury Bills 2.96% due 09/22/05(1)	100,000	99,483
United States Treasury Bills 2.97% due 09/22/05(1)	430,000	427,776
United States Treasury Bills 2.97% due 10/27/05(1)	100,000	99,206
United States Treasury Bills 2.99% due 09/22/05(1)	200,000	198,965
United States Treasury Bills 2.99% due 10/27/05(1)	500,000	496,032
United States Treasury Bills 3.00% due 09/22/05(1)	540,000	537,207
United States Treasury Bills 3.01% due 10/27/05(1)	200,000	198,413
United States Treasury Bills 3.01% due 11/17/05(1)	200,000	197,994
United States Treasury Bills 3.02% due 09/22/05(1)	250,000	248,707
United States Treasury Bills 3.02% due 10/13/05(1)	1,398,000	1,388,842
United States Treasury Bills 3.03% due 09/22/05(1)	160,000	159,172
United States Treasury Bills 3.03% due 10/13/05(1)	940,000	933,843
United States Treasury Bills 3.03% due 11/25/05(1)	200,000	197,845
United States Treasury Bills 3.04% due 10/13/05(1)	250,000	248,362
United States Treasury Bills 3.04% due 11/17/05(1)	200,000	197,994
United States Treasury Bills 3.05% due 10/13/05(1)	390,000	387,445
United States Treasury Bills 3.05% due 10/27/05(1)	2,410,000	2,390,871
United States Treasury Bills 3.07% due 10/27/05(1)	100,000	99,206
United States Treasury Bills 3.08% due 10/27/05(1)	100,000	99,206
United States Treasury Bills 3.09% due 11/17/05(1)	50,000	49,498
United States Treasury Bills 3.17% due 11/25/05(1)	300,000	296,768
United States Treasury Bills 3.18% due 11/25/05(1)	400,000	395,690
United States Treasury Bills 3.21% due 11/25/05(1)	300,000	296,768
United States Treasury Bills 3.24% due 09/22/05(1)	100,000	99,483
United States Treasury Bills 3.27% due 11/25/05(1)	100,000	98,923
United States Treasury Bills 3.30% due 11/25/05(1)	800,000	791,381
United States Treasury Bills 3.31% due 11/25/05(1)	100,000	98,923
United States Treasury Bills 3.38% due 11/25/05(1)	640,000	633,105
United States Treasury Bills 3.40% due 01/19/06	200,000	196,683
United States Treasury Bills 3.53% due 01/19/06	300,000	295,025

		14,355,322

U.S. Government Agencies - 3.4%

Federated Home Loan Banks Consolidated Disc.Note 2.00% due 10/24/05	150,000	148,810
Federated Home Loan Mtg. Corp. Disc.Note 3.32% due 11/15/05	400,000	395,866
Federated National Mtg. Assoc. Disc. Notes 3.32% due 11/15/05(1)	500,000	494,102

		1,038,778

Total Short-Term Investment Securities (cost $15,406,425)		15,394,100

TOTAL INVESTMENTS - (cost $30,141,553) @	100.3%	30,523,425
Liabilities in excess of other assets	(0.3)	(83,791)

NET ASSETS -	100.0%	$30,439,634

@	At July 31, 2005, the cost of securities for federal income purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2005	Unrealized Appreciation/ (Depreciation)
81 Long	S&P 500 Futures Index	September 2005	$24,391,066	$25,045,200	$654,134
10 Long	S&P 500 E-Mini Futures Index	September 2005	618,317	618,400	83

					$654,217

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Significant Accounting Policies

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price, if a last sale price is not available in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Other Information

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”). Neither the Adviser, the Distributor or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semiannual Report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	September 22, 2005

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	September 22, 2005